Offerings	Jul. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	5,038,754
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	All securities being registered will be issued by IB Acquisition Corp., a Nevada corporation converting to a Delaware corporation ("IBAC"), in connection with the business combination (the "Business Combination") described in the enclosed proxy statement/prospectus. Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(g) under the Securities Act of 1933, as amended (the "Securities Act"), and calculated based on the average of the high and low prices of shares of IBAC Common Stock as reported on the Nasdaq Capital Market on July 21, 2026, which date is within five business days prior to the date of filing of this Registration Statement. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. GNQ is a private company, no market exists for its securities, and GNQ has an accumulated deficit. Therefore, the proposed maximum aggregate offering price of the Combined Entity Class A Common Stock issuable to the holders of GNQ common shares is one-third of the aggregate par value of the GNQ common shares expected to be exchanged pursuant to the Business Combination Agreement. Since GNQ common shares have no par value, the registration fee under Rule 457(f)(2) is nil. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares of IBAC Class A Common Stock and ExchangeCo Exchangeable Shares as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	605,525
Proposed Maximum Offering Price per Unit	10.79
Maximum Aggregate Offering Price	$ 6,533,614.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 902.29
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(g) under the Securities Act of 1933, as amended (the "Securities Act"), and calculated based on the average of the high and low prices of shares of IBAC Common Stock as reported on the Nasdaq Capital Market on July 13, 2026, which date is within five business days prior to the date of filing of this Registration Statement. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares of IBAC Class A Common Stock and ExchangeCo Exchangeable Shares as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(g) under the Securities Act of 1933, as amended (the "Securities Act"), and calculated based on the average of the high and low prices of shares of IBAC Common Stock as reported on the Nasdaq Capital Market on July 13, 2026, which date is within five business days prior to the date of filing of this Registration Statement. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. GNQ is a private company, no market exists for its securities, and GNQ has an accumulated deficit. Therefore, the proposed maximum aggregate offering price of the Combined Entity Class A Common Stock issuable to the holders of GNQ common shares is one-third of the aggregate par value of the GNQ common shares expected to be exchanged pursuant to the Business Combination Agreement. Since GNQ common shares have no par value, the registration fee under Rule 457(f)(2) is nil. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares of IBAC Class A Common Stock and ExchangeCo Exchangeable Shares as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	57,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(g) under the Securities Act of 1933, as amended (the "Securities Act"), and calculated based on the average of the high and low prices of shares of IBAC Common Stock as reported on the Nasdaq Capital Market on July 13, 2026, which date is within five business days prior to the date of filing of this Registration Statement. Consists of shares of IBAC Class A Common Stock and ExchangeCo Exchangeable Shares issuable to security holders of GNQ in connection with the Business Combination. Pursuant to the Business Combination Agreement, GNQ Shareholders will receive a number of shares of IBAC Class A Common Stock (or, in the case of Electing Shareholders, ExchangeCo Exchangeable Shares) equal to the GNQ Exchange Ratio for each GNQ Common Share held. Includes (i) up to 50,000,000 shares of IBAC Class A Common Stock (or ExchangeCo Exchangeable Shares) as base Arrangement Consideration and (ii) up to 7,500,000 additional shares of IBAC Class A Common Stock (or ExchangeCo Exchangeable Shares) as Revenue Earnout Shares upon achievement of the 2026 TCV revenue milestone during the twenty-four (24) month period following the Closing. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. GNQ is a private company, no market exists for its securities, and GNQ has an accumulated deficit. Therefore, the proposed maximum aggregate offering price of the Combined Entity Class A Common Stock issuable to the holders of GNQ common shares is one-third of the aggregate par value of the GNQ common shares expected to be exchanged pursuant to the Business Combination Agreement. Since GNQ common shares have no par value, the registration fee under Rule 457(f)(2) is nil. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares of IBAC Class A Common Stock and ExchangeCo Exchangeable Shares as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ExchangeCo Exchangeable Shares
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(g) under the Securities Act of 1933, as amended (the "Securities Act"), and calculated based on the average of the high and low prices of shares of IBAC Common Stock as reported on the Nasdaq Capital Market on July 13, 2026, which date is within five business days prior to the date of filing of this Registration Statement. Consists of shares of IBAC Class A Common Stock and ExchangeCo Exchangeable Shares issuable to security holders of GNQ in connection with the Business Combination. Pursuant to the Business Combination Agreement, GNQ Shareholders will receive a number of shares of IBAC Class A Common Stock (or, in the case of Electing Shareholders, ExchangeCo Exchangeable Shares) equal to the GNQ Exchange Ratio for each GNQ Common Share held. Includes (i) up to 50,000,000 shares of IBAC Class A Common Stock (or ExchangeCo Exchangeable Shares) as base Arrangement Consideration and (ii) up to 7,500,000 additional shares of IBAC Class A Common Stock (or ExchangeCo Exchangeable Shares) as Revenue Earnout Shares upon achievement of the 2026 TCV revenue milestone during the twenty-four (24) month period following the Closing. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. GNQ is a private company, no market exists for its securities, and GNQ has an accumulated deficit. Therefore, the proposed maximum aggregate offering price of the Combined Entity Class A Common Stock issuable to the holders of GNQ common shares is one-third of the aggregate par value of the GNQ common shares expected to be exchanged pursuant to the Business Combination Agreement. Since GNQ common shares have no par value, the registration fee under Rule 457(f)(2) is nil.